Segments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segments

22. Segments

América Móvil operates in different countries. As mentioned in Note 1, the Company has operations in Mexico, Guatemala, Nicaragua, Ecuador, El Salvador, Costa Rica, Brazil, Argentina, Colombia, United States, Honduras, Chile, Peru, Paraguay, Uruguay, Dominican Republic, Puerto Rico, Panama, Austria, Croatia, Bulgaria, Belarus, Macedonian, Serbia and Slovenia. The accounting policies for the segments are the same as those described in Note 2.

The Chief Executive Officer, who is the Chief Operating Decision Maker (“CODM”), analyzes the financial and operating information by operating segment. All operating segments that (i) represent more than 10% of consolidated revenues, (ii) more than the absolute amount of its reported 10% of profits before income tax or (iii) more than 10% of consolidated assets, are presented separately.

The Company presents the following reportable segments for the purposes of its consolidated financial statements: Mexico (includes Telcel and Corporate operations and assets), Telmex (Mexico), Brazil, Southern Cone (includes Argentina, Chile, Paraguay and Uruguay), Central America (includes Guatemala, El Salvador, Honduras, Nicaragua, Costa Rica and Panama), U.S.A. (excludes Puerto Rico), Caribbean (includes Dominican Republic and Puerto Rico), and Europe (includes Austria, Bulgaria, Croatia, Belarus, Slovenia, Macedonia and Serbia).

The segment Southern Cone comprises mobile communication services in Argentina as well as Chile, Paraguay and Uruguay. In 2018, hyperinflation accounting in accordance with IAS 29 was initially applied to Argentina, which results in the restatement of non-monetary assets, liabilities and all items of the statements of comprehensive income for the change in a general price index and the translation of these items applying the year-end exchange rate. In accordance with IFRS comparative amounts for 2016 and 2017 were not restated.

The Company considers that the quantitative and qualitative aspects of any aggregated operating segments (that is, Central America and Caribbean reportable segments) are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) the similarity of key financial statements measures and trends, (ii) all entities provide telecommunications services, (iii) similarities of customer base and services, (iv) the methods to distribute services are the same, based on telephone plant in both cases, wireless and fixed lines, (v) similarities of governments and regulatory entities that oversee the activities and services of telecom companies, (vi) inflation trends, and (vii) currency trends.

	Mexico	Telmex	Brazil	Southern Cone	Colombia	Andean	Central America	U.S.A.	Caribbean	Europe	Eliminations	Consolidated total
At December 31 2016 (in Ps.):
External revenues	187,127,903	93,343,612	193,796,237	71,553,356	67,330,768	55,825,972	42,131,666	140,856,365	36,467,781	86,978,828	—	975,412,488
Intersegment revenues	16,438,858	8,872,248	3,560,388	776,719	257,767	304,834	289,465	—	30,210	—	(30,530,489)	—

Total revenues	203,566,761	102,215,860	197,356,625	72,330,075	67,588,535	56,130,806	42,421,131	140,856,365	36,497,991	86,978,828	(30,530,489)	975,412,488
Depreciation and amortization	16,451,496	17,150,013	47,170,935	9,739,634	11,283,749	7,764,474	10,474,681	1,073,623	5,225,498	22,525,050	(333,232)	148,525,921
Operating income	48,219,505	12,275,892	6,325,323	8,317,053	11,209,959	6,086,638	3,830,974	1,220,601	6,143,183	5,388,595	592,587	109,610,310
Interest income	28,659,372	303,915	3,747,684	2,649,539	104,304	944,945	462,779	239,797	691,132	286,784	(33,897,656)	4,192,595
Interest expense	32,004,944	1,135,552	22,970,335	5,049,457	1,079,989	1,147,380	411,597	—	143,322	2,953,033	(33,033,597)	33,862,012
Income tax	2,502,242	921,803	(4,294,040)	2,021,090	4,456,750	1,768,066	3,291,776	767,295	2,542,080	(2,578,206)	—	11,398,856
Equity interest in net income (loss) of associated companies	67,472	116,368	(270)	(23,319)	—	—	171	—	—	29,528	—	189,950
Net profit (loss) attributable to equity holders of the parent	378,150	902,282	(10,357,493)	3,765,015	4,022,633	3,621,863	538,890	987,790	3,318,960	7,065,769	(5,594,432)	8,649,427
Assets by segment	1,070,598,204	161,133,722	461,831,754	140,617,162	103,361,235	113,839,981	80,832,029	42,812,349	93,941,695	227,288,156	(981,214,013)	1,515,042,274
Plant, property and equipment, net	64,893,242	112,220,236	203,270,555	67,023,143	59,690,886	37,716,772	41,808,573	1,949,166	33,854,428	78,763,065	—	701,190,066
Goodwill	27,186,328	213,926	26,106,622	3,006,448	14,659,891	5,948,335	5,652,268	3,464,217	14,186,723	52,207,877	—	152,632,635
Trademarks, net	615,318	307,881	366,727	—	194	—	—	788,228	284,665	10,203,880	—	12,566,893
Licenses and rights, net	5,887,092	42,867	41,496,209	8,760,860	4,603,793	12,882,210	3,993,120	—	7,694,798	30,670,315	—	116,031,264
Investment in associated companies	7,605,220	2,218,824	699	81,284	470	—	17,390	—	—	1,072,778	(7,393,181)	3,603,484
Liabilities by segments	798,044,609	117,663,161	349,915,118	124,149,687	40,811,337	52,949,608	38,095,161	41,369,767	44,790,656	121,928,202	(485,698,799)	1,244,018,507
At December 31, 2017 (in Ps.):
External revenues	190,022,612	89,731,238	210,536,673	81,092,885	72,435,460	56,393,595	44,094,835	148,589,487	35,092,578	93,644,172	—	1,021,633,535
Intersegment revenues	16,748,428	8,753,525	4,785,601	1,250,983	304,555	177,856	187,086	44	122,656	—	(32,330,734)	—

Total revenues	206,771,040	98,484,763	215,322,274	82,343,868	72,740,015	56,571,451	44,281,921	148,589,531	35,215,234	93,644,172	(32,330,734)	1,021,633,535
Depreciation and amortization	17,030,251	18,902,238	51,486,652	10,639,591	12,373,790	8,328,705	9,668,439	1,594,727	5,349,757	25,222,962	(422,170)	160,174,942
Operating income (loss)	50,666,028	7,921,524	11,601,369	11,676,427	(4,704,165)	5,650,477	5,252,401	2,915,123	4,752,168	4,523,857	(111,906)	100,143,303
Interest income	30,083,437	619,748	3,792,242	2,884,613	211,521	1,793,974	1,064,992	394,196	1,111,980	307,021	(39,338,076)	2,925,648
Interest expense	32,185,868	1,028,593	23,578,083	4,637,989	1,955,688	1,573,929	485,684	—	377,727	2,035,716	(37,558,496)	30,300,781
Income tax	18,142,482	387,145	(2,991,377)	3,535,302	(1,874,594)	1,806,085	2,025,618	1,803,555	3,529,253	(1,417,358)	(4,600)	24,941,511
Equity interest in net income (loss) of associated companies	99,044	16,564	(232)	(9,801)	—	—	—	—	—	(14,190)	—	91,385
Net profit (loss) attributable to equity holders of the parent	26,321,442	184,387	(6,617,381)	4,421,938	(6,209,530)	1,595,382	3,713,301	1,793,875	1,262,073	5,656,132	(2,795,698)	29,325,921
Assets by segment	1,033,036,406	170,402,561	428,281,963	133,136,177	108,362,023	113,478,626	81,529,691	40,761,830	88,672,466	203,858,243	(915,308,134)	1,486,211,852
Plant, property and equipment, net	59,137,555	109,713,770	187,459,628	69,006,093	57,060,931	35,930,966	39,050,481	1,693,642	32,173,524	85,116,608	—	676,343,198
Goodwill	27,102,384	213,926	24,708,739	3,073,444	13,981,033	6,113,495	5,597,990	3,341,956	14,186,723	53,143,542	—	151,463,232
Trademarks, net	406,723	274,786	246,557	—	—	—	—	631,024	262,641	8,116,076	—	9,937,807
Licenses and rights, net	11,457,720	13,175	35,662,305	8,885,086	4,197,498	11,295,202	3,376,106	—	7,276,039	31,141,255	—	113,304,386
Investment in associated companies	469,662	546,872	640	63,110	451	—	16,999	—	—	806,950	1,830,488	3,735,172
Liabilities by segments	794,598,013	133,428,178	322,620,030	119,123,646	54,756,152	48,656,628	35,501,900	38,249,957	43,978,410	119,240,533	(484,575,112)	1,225,578,335

At December 31, 2018 (in Ps.):
External revenues	207,610,244	86,339,289	188,712,666	89,149,978	75,460,428	55,633,192	44,883,585	153,266,315	36,435,541	100,716,443	—	1,038,207,681
Intersegment revenues	16,946,543	9,741,908	4,593,760	13,200,358	344,517	154,082	149,445	—	204,294	—	(45,334,907)	—

Total revenues	224,556,787	96,081,197	193,306,426	102,350,336	75,804,945	55,787,274	45,033,030	153,266,315	36,639,835	100,716,443	(45,334,907)	1,038,207,681
Depreciation and amortization	17,619,342	18,358,248	42,857,751	13,526,361	13,464,867	8,516,960	8,940,655	1,545,395	5,036,831	26,838,972	(992,802)	155,712,580
Operating income (loss)	57,450,599	8,085,764	23,494,903	16,975,797	14,388,552	5,003,915	4,867,763	2,665,270	5,811,846	4,731,562	(3,918,800)	139,557,171
Interest income	26,578,280	420,380	11,303,888	2,251,474	1,013,839	1,666,879	1,566,086	559,548	1,458,874	122,133	(36,295,212)	10,646,169
Interest expense	32,526,258	1,153,913	20,377,191	4,338,941	2,913,881	1,719,663	509,081	—	561,867	1,973,431	(34,302,793)	31,771,433
Income tax	28,842,505	643,377	4,026,444	1,390,039	2,251,877	2,498,666	2,533,600	810,898	2,774,204	707,093	(1,624)	46,477,079
Equity interest in net income (loss) of associated companies	(5,962)	44,965	(152)	(20,871)	—	—	—	—	—	(17,713)	—	267
Net profit (loss) attributable to equity holders of the parent	23,185,029	(2,201,572)	3,530,653	6,065,703	9,165,801	1,730,933	2,821,733	2,820,505	3,644,697	3,809,694	(2,006,979)	52,566,197
Assets by segment	970,564,314	174,461,398	390,791,480	127,946,573	111,975,598	96,347,779	81,640,157	38,814,907	102,531,547	186,135,358	(851,985,719)	1,429,223,392
Plant, property and equipment, net	56,056,634	103,737,293	173,197,708	62,988,635	51,422,548	35,800,477	37,146,601	1,356,237	38,011,242	80,421,642	(138,297)	640,000,720
Goodwill	27,104,632	215,381	21,388,124	2,796,759	12,770,380	5,242,365	5,466,871	3,328,533	14,186,723	53,066,729	—	145,566,497
Trademarks, net	227,774	243,556	124,910	—	—	—	—	507,033	249,984	3,313,948	—	4,667,205
Licenses and rights, net	10,573,147	—	25,873,910	12,555,496	3,400,235	9,651,582	3,605,416	—	10,294,336	27,344,273	—	103,298,395
Investment in associated companies	5,621,661	563,667	543	20,697	412	—	24,262	—	—	748,674	(3,847,209)	3,132,707
Liabilities by segments	748,965,728	136,993,838	298,308,084	94,550,901	56,211,438	50,064,761	28,592,953	35,552,678	58,716,154	117,214,746	(441,820,311)	1,183,350,970